Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2018
Prepayments and Other Current Assets
5.	Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2017	2018
	RMB	RMB
Deposits to search engine service providers	170,403	124,668
Prepayments to suppliers	96,839	134,956
Advances to employees	12,372	5,581
Prepaid rental and other deposits	12,598	23,032
Penalty receivable from customer	257	—
Receivables in connection with exercise of option from agents	2,565	—
Others	11,058	6,667

Total	306,092	294,904

Deposits to search engine service providers represent deposits to guarantee the minimum amount of ad spending by the Group’s customers and are refunded annually when the minimum ad spending requirement is met.